Obligation under Capital Lease - Related Party (Details) - RMH Overhead LLC [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2018
Obligation Under Capital Lease - Related Party (Textual)
Equipment includes assets under capital lease amount	$ 185,618
Accumulated amortization		$ 66,292